Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY
Condensed Cash Flow Statements, Captions [Line Items]
Net cash used in operating activities	$ (90,554)	(561,852)	386,718	(1,052,213)	$ (5,654)	(35,084)	(2,500)	(41,176)
Net cash used in investing activities	(63,793)	(395,814)	(421,350)	(534,517)	(68,717)	(426,363)	(11,338)	(13,001)
Net cash provided by financing activities	112,095	695,512	607,637	286,651	88,738	550,588	15,293	50,623
Net increase (decrease) in cash and cash equivalents	(42,252)	(262,154)	573,005	(1,300,079)	14,367	89,141	1,455	(3,554)
Cash and cash equivalents at the beginning of year	201,380	1,249,481	676,476	1,976,555	753	4,671	3,216	6,770
Cash and cash equivalents at the end of year	$ 159,128	987,327	1,249,481	676,476	$ 15,120	93,812	4,671	3,216